Prepayments (Tables)	12 Months Ended
Sep. 30, 2025
Prepayments [Abstract]
Schedule of Prepayment
	As of September 30,
	2024	2025	2025
	HKD	HKD	US$
Prepayment, current	11,006,599	20,109,711	2,584,497
	11,006,599	20,109,711	2,584,497